Provisions and other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Disclosure of detailed information about provisions [Text Block]
18.1	Types of provisions

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provision for legal complaints (*)	16,419	3,000	19,419	20,867	3,000	23,867
Provision for dismantling, restoration and rehabilitation cost (**)	-	26,954	26,954	-	5,890	5,890
Other provisions(***)	47,026	47	47,073	21,045	44	21,089
Total	63,445	30,001	93,446	41,912	8,934	50,846

(*) These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed. These provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 19.1).

(**) The commitments related to Senageomin have been incorporated through the issuance of the guarantee for the restoration of the place where the production sites are located.

(***)See Note 18.2

Description of detailed information about other current and noncurrent provision [Text Block]
18.2	Description of other provisions

Current provisions, other short-term provisions	12/31/2017	12/31/2016
	ThUS$	ThUS$

Provision for tax loss in fiscal litigation	739	750
Rent under Lease contract with CORFO(*)	32,331	11,452
Provision for additional tax related to foreign loans	416	450
End of agreement bonus	4,522	5,365
Directors’ per diem allowance	2,630	1,918
Provision for subsidiary restructuring	6,000	-
Miscellaneous provisions	388	1,110
Total	47,026	21,045
Other long-term provisions
Investments with negative equity	47	44
Total	47	44

Disclosure of maturity analysis about minimum lease payments under non cancellable operating lease [Text Block]
The following are the payment commitments that remain in effect for with CORFO lease:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Commitments for minimum lease payments in relation to non-cancelable operating leases are payable as follows:
Within one year	5,474	2,546
Later than one year but not later than three years	10,949	5,092
Later than tree year but not later than five years	10,949	5,092
More than five years	49,271	22,913
Total	76,643	35,643

Disclosure of other current liabilities [text block]
18.3	Other current liabilities

These amounts are paid on a quarterly basis.

Other liabilities non-financial current

Description of other liabilities	12/31/2017	12/31/2016
	ThUS$	ThUS$
Tax withholdings	7,404	14,340
VAT payable	3,344	3,949
Guarantees received	2,638	2,638
Accrual for dividend	110,529	1,189
Monthly tax provisional payments	11,684	9,545
Deferred income	5,301	6,507
Withholdings from employees and salaries payable	6,725	5,552
Accrued vacations (*)	19,042	15,841
Other current liabilities	2,137	2,359
Total	168,804	61,920

Disclosure of reconciliation of changes in other provisions [Text Block]
18.4       Changes in provisions

Description of items that gave rise to variations as of December 31, 2017	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Total provisions, initial balance	23,867	5,890	21,089	50,846
Changes in provisions:
Additional provisions	6,352	21,064	33,507	60,923
Provision used	(10,800)	-	(7,538)	(18,338)
Increase(decrease) in foreign currency exchange	-	-	9	9
others	-	-	6	6
Total provisions, final balance	19,419	26,954	47,073	93,446

Description of items that gave rise to variations as of December 31, 2016	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Total provisions, initial balance	21,067	5,890	13,445	40,402
Changes in provisions:
Additional provisions	2,800	-	54,310	57,110
Provision used	-	-	(47,261)	(47,261)
Increase(decrease) in foreign currency exchange	-	-	128	128
Others	-	-	467	467
Total provisions, final balance	23,867	5,890	21,089	50,846

				12/31/2015
Description of items that gave rise to variations	Restructuring	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Total provisions, initial balance	-	22,567	5,890	8,180	36,637
Changes in provisions:
Additional provisions	16,327	8,500	-	14,733	39,560
Provision used	(16,327)	(10,000)	-	(9,111)	(35,438)
Increase(decrease) in foreign currency exchange	-	-	-	(357)	(357)
Total provisions, final balance	-	21,067	5,890	13,445	40,402